Property and Equipment and Related Accumulated Depreciation (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Property, Plant and Equipment [Line Items]
Computer equipment	$ 51,463,174	311,542,614	327,736,364
Furniture and fixtures	3,886,205	23,525,921	23,188,141
Motor vehicles	944,644	5,718,594	4,669,096
Leasehold improvements	295,697	1,790,059	1,603,574
Property	35,293,949	213,658,976	213,510,969
Construction in progress	2,748,064	16,635,955
Property, Plant and Equipment, Gross, Total	94,631,733	572,872,119	570,708,144
Less: Accumulated depreciation	(35,857,522)	(217,070,676)	(230,465,770)
Property and equipment, net	$ 58,774,211	355,801,443	340,242,374